PROPERTY, PLANT AND EQUIPMENT - Capitalized Stripping Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 7,566.3
Additions	607.5	$ 495.4
Property, plant and equipment	7,259.7	7,566.3
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	7,021.3	6,662.7
Property, plant and equipment	7,696.2	7,021.3
Capitalized stripping costs | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	285.3	221.7
Additions	135.2	88.7
Amortization	(18.2)	(25.1)
Property, plant and equipment	$ 402.3	$ 285.3